Expenses by Nature - Summary of Depreciation and Amortization (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortisation	€ 20,724	€ 20,177	€ 20,065
Total depreciation and amortisation	8,639	8,356	7,895
Cost of sales [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	6,535	6,234	5,970
Amortisation of intangible assets	2	2	2
Government grants	(1,503)	(1,414)	(1,252)
Total depreciation and amortisation	7,136	6,942	6,643
Cost of sales [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	2,102	2,120	1,923
Selling expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortisation	12,369	11,832	11,819
Selling expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	9,919	9,579	9,534
Selling expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	2,450	2,253	2,285
Administrative expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortisation of intangible assets	1,039	1,029	1,088
Government grants	(145)	(59)	(54)
Total depreciation and amortisation	1,219	1,403	1,603
Administrative expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation		135	249
Administrative expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	€ 325	€ 298	€ 320